Class K [Member] Expense Example - Class K - BlackRock International Fund - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 806